ORGANIZATION AND BUSINESS DESCRIPTION (Details Narrative)	12 Months Ended
	Dec. 31, 2019 USD ($) integer	Dec. 31, 2018 integer	Dec. 31, 2017 integer
Statement [Line Items]
Date of incorporation	Feb. 25, 2019
China Liberal Beijing [Member]
Statement [Line Items]
Number of shareholders | integer	5
China Liberal Beijing [Member] | Boya Hong Kong [Member]
Statement [Line Items]
Date of incorporation	Aug. 08, 2011
Proportion of ownership interest in subsidiary	91.1772%
Registered capital	$ 5,100,000
Ownership interest owned by Shareholders	8.8228%
Number of shareholders | integer	5
Yi Xin BVI [Member] | Boya Hong Kong [Member]
Statement [Line Items]
Proportion of ownership interest in subsidiary	100.00%
Subsidiary [Member]
Statement [Line Items]
Value of Non-controlling Interests	$ 540,907
Cash paid to acquire non controlling interest	$ 453,669
Proportion of ownership interest in subsidiary	100.00%